STOCK OPTION PLANS (Details - Assumptions) - Equity Option [Member]	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	165.43%	79.95%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.73%	2.14%
Expected term (in years)	5 years	10 years